Grandeur Peak Global Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.91%
Argentina — 1.67%
Globant S.A.(a)	11,426	$2,224,756

Australia — 0.40%
WiseTech Global Ltd	8,564	536,584

Belgium — 2.28%
Azelis Group N.V.	32,326	612,712
Melexis NV	21,211	1,850,119
Warehouses De Pauw CVA(a)	21,569	584,604
		3,047,435
Brazil — 1.31%
Grupo Mateus SA(a)	322,100	382,157
Patria Investments Limited(a)	51,204	666,164
Raia Drogasil S.A.	141,892	696,728
		1,745,049
Canada — 2.20%
Aritzia Inc(a)	19,844	651,320
Constellation Software, Inc.	200	630,990
Descartes Systems Group, Inc. (The)(a)	6,181	628,584
Kinaxis Inc.(a)	3,900	479,768
Stantec, Inc.(a)	6,200	545,471
		2,936,133
China — 3.23%
Centre Testing Int	263,100	420,266
Silergy Corp	245,000	3,400,490
Yum China Holdings Inc	16,100	486,042
		4,306,798
France — 1.99%
Antin Infrastructure Partners	31,256	423,314
bioMerieux SA	5,267	556,109
Virbac SA	4,409	1,679,302
		2,658,725
Germany — 2.87%
Aixtron SE	38,550	900,614
Atoss Software AG	2,872	423,608
Dermapharm Holding SE	28,561	1,094,673
Hensoldt A.G.	16,020	593,080
Renk Group AG	12,401	350,778
Schott Pharma AG & Co	13,712	472,827
		3,835,580
Hong Kong — 1.04%
Techtronic Industries Co Limited	108,800	1,393,365

India — 2.01%
Bajaj Finance Ltd	6,874	560,194
Five-Star Business(a)	64,972	588,333
IndiaMart InterMesh Ltd(b)(c)	27,597	972,156
PB Fintech Ltd(a)	32,304	562,036
		2,682,719
Ireland — 0.71%
ICON plc(a)	2,888	948,535

	Shares	Fair Value
COMMON STOCKS — 97.91% (continued)
Israel — 0.92%
CyberArk Software Ltd.(a)	2,598	$666,076
Nova Measuring Instruments Ltd.(a)	2,722	562,011
		1,228,087
Italy — 1.68%
Interpump Group SpA	17,662	766,387
Recordati SpA(a)	14,251	776,291
Sesa SpA	3,083	338,962
Stevanato Group SpA	17,505	362,003
		2,243,643
Japan — 8.17%
Amvis Holdings Inc	58,600	1,020,326
BayCurrent Consulting, Inc.	157,200	4,839,728
Internet Initiative Japan, Inc.	31,200	527,683
Japan Elevator Service Holdings Company Ltd.	28,900	533,344
Jeol Ltd.	7,600	306,018
JMDC Inc	29,500	654,789
Lasertec Corporation(a)	4,500	798,514
Monotaro Company, Ltd.	53,100	750,698
Tokyo Seimitsu Company Limited	9,000	620,433
Visional Inc(a)	16,100	850,111
		10,901,644
Luxembourg — 0.40%
Eurofins Scientific S.E.	8,935	529,274

Mexico — 3.36%
BBB Foods Inc(a)	29,081	789,549
Corp Inmobiliaria Vesta SAB de	415,265	1,216,811
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	61,100	521,725
Grupo Financiero Banorte SAB de CV	41,800	313,913
Kimberly-Clark de Mexico S.A.B. de C.V.	301,900	538,005
Regional SAB de cv(a)	151,633	1,099,354
		4,479,357
Netherlands — 2.72%
Aalberts N.V.(a)	17,052	652,382
ASM International N.V.(a)	1,005	691,837
BE Semiconductor Industries N.V.	4,139	533,495
CVC Capital Partners PLC(a)	18,165	341,368
IMCD N.V.(a)	6,088	875,889
Topicus.com, Inc.(a)	6,100	537,071
		3,632,042
Norway — 0.16%
Kongsberg Gruppen ASA(a)	2,148	216,023

Poland — 1.09%
Dino Polska SA(a)(b)(c)	16,400	1,457,545

Singapore — 0.55%
Venture Corp LTD.(a)	64,800	733,577

South Korea — 1.92%
Eo Technics Co Ltd(a)	7,752	1,009,228
HPSP Company Ltd.	15,484	372,376

Grandeur Peak Global Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 97.91% (continued)
South Korea — 1.92% (continued)
Leeno Industrial Inc.(a)	7,944	$1,176,555
		2,558,159
Spain — 0.42%
Allfunds Group Plc	49,764	299,266
Indra Sistemas S.A.	12,745	255,726
		554,992
Sweden — 4.33%
AddTech AB	18,566	599,302
Beijer Ref AB	20,647	327,975
Epiroc AB	31,590	531,343
EQT A.B.	43,102	1,396,099
HMS Networks AB	11,187	435,361
Lifco AB, Class B	20,122	597,146
Munters Group AB	15,554	336,855
Nibe Industrier A.B.	152,144	668,778
Sagax A.B.	17,700	437,412
Swedencare AB(a)	104,908	453,986
		5,784,257
Switzerland — 0.77%
Belimo Holding AG(a)	723	438,332
VAT Group AG	1,174	588,381
		1,026,713
Taiwan — 2.91%
Asia Vital Components Co., Ltd.	43,000	859,565
Aspeed Technology, Inc.	11,000	1,391,415
Chroma Ate Inc	85,000	794,524
Sinbon Electronics Co., Limited(a)	82,500	832,430
		3,877,934
United Kingdom — 8.61%
B & M European Value Retail SA	699,538	4,211,991
CVS Group plc	42,329	622,970
Diploma plc	23,349	1,334,791
Endava plc - ADR(a)	17,587	560,322
Halma plc(a)	19,259	659,112
Impax Asset Management Group P	77,879	407,711
Intermediate Capital Group PLC	23,448	661,765
JTC plc(b)(c)	158,863	2,147,078
nVent Electric PLC	6,620	480,811
Softcat PLC(a)	19,379	405,368
		11,491,919
United States — 38.36%
Align Technology, Inc.(a)	3,496	810,652
Apollo Global Management, Inc.	3,955	495,601
Ares Management Corporation, CLASS A	9,069	1,389,371
Ashtead Group PLC(a)	17,868	1,289,301
ATRICURE, INC.(a)	24,462	527,645
Blue Owl Capital, Inc.	27,373	522,003
Burlington Stores, Inc.(a)	3,386	881,444
Cactus, Inc., Class A	10,271	648,306
Charles River Laboratories International, Inc.(a)	6,097	1,488,278
Clearwater Analytics Holdings, Inc., CLASS A(a)	40,232	786,536
Cloudflare, Inc., Class A(a)	15,628	1,211,170
Core & Main Inc. - Class A(a)	17,460	933,586

	Shares	Fair Value
COMMON STOCKS — 97.91% (continued)
United States — 38.36% (continued)
Cross Creek LP(a)(d)	1,300,000	$951,242
DexCom, Inc.(a)	4,172	282,945
DigitalOcean Holdings, Inc.(a)	44,318	1,468,255
Dorman Products, Inc.(a)	6,080	616,329
Elastic N.V.(a)	17,688	1,939,843
EMCOR Group, Inc.	896	336,394
Ensign Group, Inc. (The)	6,456	908,682
Etsy, Inc.(a)	16,295	1,061,456
Evercore, Inc., Class A	3,648	913,423
FirstCash Holdings, Inc.	4,399	490,928
Five Below, Inc.(a)	3,430	249,498
FormFactor, Inc.(a)	16,795	899,540
Global Industrial Company	10,947	381,831
Goosehead Insurance, Inc., CLASS A(a)	12,516	1,130,070
Grocery Outlet Holding Corporation(a)	24,847	486,007
HealthEquity, Inc.(a)	6,365	499,525
Herc Holdings, Inc.(a)	6,271	977,273
Houlihan Lokey, Inc.	5,706	857,327
HubSpot, Inc.(a)	940	467,208
Insulet Corporation(a)	3,910	759,909
JFrog Ltd.(a)	36,293	1,399,458
KKR & Company, Inc.	6,940	856,743
Littelfuse, Inc.	16,653	4,448,183
Lululemon Athletica, Inc.(a)	3,067	793,310
Marvell Technology, Inc.	7,999	535,773
Medpace Holdings, Inc.(a)	1,489	569,572
Modine Manufacturing Company(a)	3,921	461,345
Monolithic Power Systems, Inc.	817	705,145
Neogen Corporation(a)	48,551	826,824
NV5 Global, Inc.(a)	6,844	705,890
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,344	619,428
PACS Group Inc(a)	21,291	762,218
PagerDuty, Inc.(a)	23,917	500,583
Pjt Partners, Inc., Class A	12,242	1,627,450
Primoris Services Corporation	17,012	960,668
Qualys, Inc.(a)	5,334	795,513
Rexford Industrial Realty, Inc.	15,067	755,007
SentinelOne Inc(a)	20,588	471,465
Shoals Technologies Group, Inc., Class A(a)	65,709	427,109
Silicon Laboratories, Inc.(a)	12,741	1,530,576
Sitime Corporation(a)	6,197	879,664
Skechers U.S.A., Inc., Class A(a)	13,308	866,750
Tradeweb Markets, Inc., Class A	4,398	491,169
WillScot Holdings Corporation(a)	26,337	1,079,817
Yeti Holdings, Inc.(a)	19,403	802,314
Zscaler, Inc.(a)	3,721	667,361
		51,200,913

Grandeur Peak Global Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

COMMON STOCKS — 97.91% (continued)
Vietnam — 1.83%
Asia Commercial Bank JSC	715,300	$696,222
FPT Corp	116,025	592,513
Vietnam Technological & Comm Joint-stock Bank(a)	1,255,210	1,157,400
		2,446,135
Total Common Stocks (Cost $105,777,391)		130,677,893

PREFERRED STOCKS — 0.86%
United States — 0.86%
Gusto Inc. Preferred Series E(a)(d)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 98.77%
(Cost $106,921,380)		$131,822,058

Other Assets in Excess of Liabilities — 1.23%		1,646,068

NET ASSETS — 100.00%		$133,468,126

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $4,576,779, representing 3.43% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $4,576,779, representing 3.43% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets.

Sector Composition (July 31, 2024)
Technology	35.3%
Industrials	19.8%
Financials	14.4%
Health Care	11.5%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Real Estate	2.2%
Materials	1.5%
Listed Private Equity Investments	0.7%
Energy	0.3%
Other Assets in Excess of Liabilities	1.2%
Total	100%

Industry Composition (July 31, 2024)
Application Software	8.8%
It Services	6.8%
Semiconductor Devices	5.9%
Industrial Wholesale & Rental	5.2%
Electrical Components	4.2%
Mass Merchants	3.8%
Electronics Components	3.4%
Private Equity	3.3%
Institutional Brokerage	2.9%
Health Care Services	2.7%
Specialty & Generic Pharma	2.7%
Semiconductor Mfg	2.6%
Banks	2.5%
Investment Management	2.1%
Health Care Facilities	2.0%
Infrastructure Software	2.0%
Food & Drug Stores	1.9%
Medical Equipment	1.8%
Specialty Apparel Stores	1.7%
Wealth Management	1.6%
Flow Control Equipment	1.6%
Online Marketplace	1.5%
Semiconductor Manufacturing	1.5%
Health Care Supplies	1.2%
Industrial Owners & Developers	1.2%
Comml & Res Bldg Equipment & Sys	1.2%
Other Machinery & Equipment	1.0%
Industrial Reit	1.0%
Data & Transaction Processors	1.0%
Other Industries (each less than 1%)	20.5%
Other Assets in Excess of Liabilities	1.2%
Total	100%